Variable Interest Entity	12 Months Ended
Dec. 31, 2011
Variable Interest Entity

20. Variable Interest Entity

A Variable Interest Entity (“VIE”) is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE.

In evaluating whether the Company have the power to direct, as defined in the standard, the Company considers the purpose for which the VIE was created, the importance of each of the activities in which it is engaged and the Company’s decision-making role, if any, in those activities that significantly determine the entity’s economic performance as compared to other economic interest holders. This evaluation requires consideration of all facts and circumstances relevant to decision-making that affects the entity’s future performance and the exercise of professional judgment in deciding which decision-making rights are most important.

In determining whether the Company has the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE, the Company evaluates all of economic interests in the entity, regardless of form (debt, equity, management and servicing fees, and other contractual arrangements). This evaluation considers all relevant factors of the entity’s design, including: the entity’s capital structure, contractual rights to earnings (losses), subordination of our interests relative to those of other investors, contingent payments, as well as other contractual arrangements that have potential to be economically significant. The evaluation of each of these factors in reaching a conclusion about the potential significance of the Company’s economic interests is a matter that requires the exercise of professional judgment.

In November 2009, the Company entered into an agreement with Naru Entertainment (“Naru”) to acquire publishing right of the game in development by Naru, which was considered a VIE of which the Company was not the primary beneficiary, and which was not consolidated as of December 31, 2009 and 2010.

In 2010, the Company and Naru entered into a loan agreement and terminated the publishing agreement from 2009. Under this arrangement, the Company provided loans to Naru in the amount of (Won)1,300 million and recorded it as short-term loans receivable.

In 2009, the Company entered into an agreement with Naru Entertainment Corp. (“Naru”) to acquire publishing right of the game in process of being developed by Naru in Korea for (Won)1,500 million has accounted for the prepayment of (Won)400 million as other current assets. Per the agreement, the Company retains right to claim refund on the amounts paid if the development game is delayed or failed, and the Company also has the option to acquire new shares of Naru after the commercial launch of the game.

In 2010, the Company and Naru entered into a (Won)1,300 million loan agreement and terminated the publishing agreement. In 2011, the Company amended the loan agreement with Naru so that (Won)300 million of the loan should be paid by Naru in 2012 from a funding provided by the third party, and the rest of the loan, amounting to (Won)1,000 million, and its accrued interest at 8% annually will be paid by revenue sharing payments in the future. The Company provided bad debt reserve of (Won)1,000 million.

Further, in 2011, the Company amended the loan agreement with Naru so that (Won)300 million of the loan should be paid by Naru in 2012 from the funding provided by a third party, and the rest of the loan, amounting to (Won)1,000 million, and its accrued interest at 8% annually will be paid by revenue sharing payments in the future. With the termination of the publishing agreement and the funding from a third party, Gravity’s involvement over Naru was significantly diminished. As such, the Company has concluded that none of its unconsolidated investments fall within the scope of ASC 810.

As of December 31, 2011, short-term and long-term loans receivable due from Naru were (Won)300 million and (Won)1,000 million, respectively. The Company provided bad debt reserve of (Won)1,000 million.

Based on 2011 unaudited financial statement of Naru, the total assets and liabilities of Naru at December 31, 2011 were are (Won)2,648 million and (Won)3,155 million, respectively.

As of January 1, 2010 and subsequently, the Company has evaluated if any of its unconsolidated investments fall within the scope of the amended ASC 810. The Company has concluded that none of its unconsolidated investments fall within the scope of ASC 810.